UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  03/31/05



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  05/03/05

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   41

                                        -------


Form 13F Information Table Value Total:  $120,644
                                                              --------
 (thousands)





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105    28942   337748 SH       SOLE                   337748
ADOBE SYSTEMS                  COM              00724F101     3444    51277 SH       SOLE                    51277
AMERICAN EXPRESS CO COM        COM              025816109     2607    50754 SH       SOLE                    50754
AMGEN INC COM                  COM              031162100     2126    36520 SH       SOLE                    36520
APPLE COMPUTER                 COM              037833100     4691   112570 SH       SOLE                   112570
ATS MED INC COM                COM              002083103      182    50000 SH       SOLE                    50000
AUTODESK INC                   COM              052769106     2481    83377 SH       SOLE                    83377
CBL & ASSOC PPTYS INC          COM              124830100      329     4600 SH       SOLE                     4600
CISCO SYS INC COM              COM              17275R102     5531   309151 SH       SOLE                   309151
CITIGROUP INC COM              COM              172967101     4291    95473 SH       SOLE                    95473
DELL COMPUTER CORP COM         COM              247025109     1734    45125 SH       SOLE                    45125
DNA PRINT GENOMICS INC         COM              23324q103        0    30000 SH       SOLE                    30000
DOW CHEM CO COM                COM              260543103     2572    51600 SH       SOLE                    51600
EBAY INC COM                   COM              278642103     1748    46910 SH       SOLE                    46910
EXXON MOBIL CORP.              COM              30231G102      880    14760 SH       SOLE                    14760
FUEL CELL ENERGY INC.          COM              35952H106      141    14175 SH       SOLE                    14175
GENENTECH INC                  COM              368710406     2476    43745 SH       SOLE                    43745
GENERAL ELEC CO COM            COM              369604103     3875   107472 SH       SOLE                   107472
GOLDMAN SACHS GROUP INC        COM              38141G104     3187    28976 SH       SOLE                    28976
HOME DEPOT INC COM             COM              437076102     1030    26931 SH       SOLE                    26931
INTEL CORP COM                 COM              458140100     3660   157559 SH       SOLE                   157559
JOHNSON & JOHNSON COM          COM              478160104     3590    53450 SH       SOLE                    53450
KEYCORP NEW COM                COM              493267108      389    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     3131    61461 SH       SOLE                    61461
MICROSOFT CORP COM             COM              594918104     5592   231368 SH       SOLE                   231368
NETWORK APPLIANCE              COM              64120L104     1598    57785 SH       SOLE                    57785
PNC BANK CORP.                 COM              693475105      515    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     3806    71814 SH       SOLE                    71814
QUALCOMM INC COM               COM              747525103     2789    76131 SH       SOLE                    76131
RESEARCH IN MOTION LTD         COM              760975102     1293    16925 SH       SOLE                    16925
SCHLUMBERGER LTD COM           COM              806857108     1337    18975 SH       SOLE                    18975
SLM                            COM              90390U102     2654    53259 SH       SOLE                    53259
ST JUDE MED INC COM            COM              790849103     2381    66142 SH       SOLE                    66142
SYMANTEC CORP COM              COM              871503108     2013    94380 SH       SOLE                    94380
TARGET CORP.                   COM              87612E106     1173    23450 SH       SOLE                    23450
U STORE IT TRUST REIT          COM              91274f104     1038    59650 SH       SOLE                    59650
UMPQUA HOLDINGS CORP           COM              904214103      234    10005 SH       SOLE                    10005
UNITED TECHNOLOGIES CORP       COM              913017109     2669    26254 SH       SOLE                    26254
VERIZON COMMUNICAITONS         COM              92343v104     2540    71549 SH       SOLE                    71549
WAL MART STORES INC COM        COM              931142103     2717    54222 SH       SOLE                    54222
ZIMMER HLDGS INC COM           COM              98956P102     3255    41835 SH       SOLE                    41835